Filed Pursuant to Rule 497
Registration No. 333-193241

Supplement No. 4 dated December 5, 2014
to
Prospectus dated July 1, 2014

This supplement contains information which amends, supplements or modifies certain information contained in the prospectus of Business Development Corporation of America, which we refer to as the Company, our, us or we, dated July 1, 2014, or the Prospectus, as supplemented by Supplement No. 3 dated November 21, 2014, Supplement No. 2 dated November 6, 2014 and Supplement No. 1 dated September 9, 2014. Terms not defined herein shall have the meanings ascribed to them in the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 33 of the Prospectus before you decide to invest.

PROSPECTUS UPDATES

The Company previously received a green light letter dated March 20, 2014 from U.S. Small Business Administration (“SBA”) inviting the company to submit an application with the SBA to operate an additional subsidiary as a small business investment company (“SBIC”). The Company submitted application for a license with the SBA on April 29, 2014 that was formally accepted on April 30, 2014. On December 5, 2014, after discussions with the SBA, the Company withdrew its application for an SBIC license. The Company intends to re-file its application at a future date within 18 months from the date of the green light letter as permitted under the terms of that letter. Accordingly, the following disclosures in the Prospectus are hereby deleted in their entirety:

•	On page 17 of the Prospectus in the section “Prospectus Summary,” the sub-heading “SBIC License” and text thereunder.

•	On page 39 of the Prospectus in the section “Risk Factors,” the risk factor “If we receive qualification from the SBA to be licensed as an SBIC but we are unable to comply with SBA regulations after the SBIC subsidiary is licensed as an SBIC, our business plan and investment objective could be adversely affected.”

•	On pages 85-86 of the Prospectus in the section “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” the sub-heading “Other” and text thereunder.